AST PIMCO CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 87.8%
Corporate Bonds — 85.8%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30		15	$16,934
5.930%	05/01/60		13	16,055
				32,989
Airlines — 2.0%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29		50	52,302
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		10	10,374
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33		49	48,334
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34		25	25,705
				136,715
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24	EUR	100	109,161
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		25	30,274
				139,435
Banks — 7.8%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		50	49,884
4.000%	04/01/24		20	22,156
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		25	25,792
4.075%(ff)	04/23/29		40	46,015
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28		50	56,051
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25		25	28,265
4.203%(ff)	07/23/29		50	59,034
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24		25	27,083
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.500%	07/17/25		50	55,448
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		25	25,888
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.132%(c)	07/19/23	20	$20,124
Sr. Unsec’d. Notes
3.364%	07/12/27	50	55,764
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.196%(ff)	06/17/27	30	32,609
3.300%	09/09/24	33	35,977
			540,090
Beverages — 2.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	75	83,878
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	20	22,595
5.550%	01/23/49	10	13,449
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	20	21,514
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.875%	10/15/49	15	16,069
			157,505
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	10	13,035
Chemicals — 0.4%
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.230%	10/01/25	25	24,972
Commercial Services — 2.0%
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	60	69,570
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	40	42,451
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30	25	24,567
			136,588
Computers — 2.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.550%	08/20/60	17	16,860
2.950%	09/11/49	25	27,333
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	50	56,383
5.300%	10/01/29	5	5,730
A1

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Computers (cont’d.)
6.200%	07/15/30	12	$14,353
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27	15	15,662
			136,321
Diversified Financial Services — 2.7%
Andrew W. Mellon Foundation (The),
Unsec’d. Notes
0.947%	08/01/27	20	20,024
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	25	25,241
Brookfield Finance, Inc. (Canada),
Gtd. Notes
4.850%	03/29/29	25	29,834
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	14,917
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	50	51,664
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	43,002
			184,682
Electric — 9.8%
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	50	53,075
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	52,978
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	11,538
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	27,170
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	39,400
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	12,532
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	50,890
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	25	25,036
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	5,584
3.950%	06/15/25	35	39,541
4.050%	04/15/30	25	29,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	15	$16,104
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	20	23,762
Nevada Power Co.,
General Ref. Mortgage, Series DD
2.400%	05/01/30	50	53,641
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.250%	04/01/26	60	67,249
Pacific Gas & Electric Co.,
First Mortgage
3.750%	08/15/42	50	46,734
4.550%	07/01/30	10	10,834
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	24,003
Southern California Edison Co.,
First Mortgage
2.850%	08/01/29	40	42,084
First Ref. Mortgage, Series B
2.400%	02/01/22	50	51,046
			682,443
Electronics — 0.3%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	5	5,552
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	15	16,677
			22,229
Foods — 1.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25	45	50,325
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25	25	27,146
			77,471
Gas — 1.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	35	34,805
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	54,737
			89,542

A2

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Products — 1.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	40	$45,629
Stryker Corp.,
Sr. Unsec’d. Notes
3.650%	03/07/28	30	34,753
			80,382
Healthcare-Services — 1.2%
CommonSpirit Health,
Sr. Sec’d. Notes
3.347%	10/01/29	20	21,220
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	5	5,523
Sr. Sec’d. Notes
4.125%	06/15/29	25	28,259
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	27,481
			82,483
Home Builders — 0.4%
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	25	26,970
Insurance — 1.5%
CNA Financial Corp.,
Sr. Unsec’d. Notes
2.050%	08/15/30	15	14,927
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	24,929
Hanover Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.500%	09/01/30	30	30,766
Loews Corp.,
Sr. Unsec’d. Notes
3.200%	05/15/30	15	16,746
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	16,071
			103,439
Internet — 0.2%
Expedia Group, Inc.,
Gtd. Notes, 144A
3.600%	12/15/23	15	15,319
Iron/Steel — 0.7%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	20	20,932
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Iron/Steel (cont’d.)
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	25	$27,500
			48,432
Lodging — 0.7%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	40	40,442
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	10	9,249
			49,691
Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	38,034
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	30	34,044
5.375%	05/01/47	20	23,714
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62	17	16,090
3.950%	10/15/25	25	28,669
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	15	16,764
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	10	11,938
5.300%	05/15/49	10	12,227
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	15	16,935
			160,381
Mining — 0.6%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.125%	03/12/24	15	16,227
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	16,226
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	5	6,776
			39,229
Miscellaneous Manufacturing — 0.7%
General Electric Co.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	50	52,133

A3

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas — 3.7%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28	50	$59,194
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	35	37,793
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	10	9,629
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	10,375
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	5	6,096
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	40	33,946
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	25	23,312
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/07/24	50	52,540
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	25	26,869
			259,754
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	20	20,011
Packaging & Containers — 0.7%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	29,355
4.900%	03/15/29	15	18,460
			47,815
Pharmaceuticals — 5.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	25	29,646
4.450%	05/14/46	13	15,496
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	50	49,298
1.375%	08/06/30	25	24,458
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	40	46,432
3.875%	08/15/25	40	45,635
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	40	45,083
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.125%	07/20/45	15	$18,927
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	10,742
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	40	44,539
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	35,462
			365,718
Pipelines — 9.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	10	9,775
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	44,473
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.500%
0.770%(c)	02/18/22	50	49,998
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	100	103,348
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	02/15/21	20	20,194
3.125%	07/31/29	20	21,772
4.250%	02/15/48	15	15,825
4.900%	05/15/46	5	5,645
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.450%	10/15/27	50	51,121
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	03/01/48	5	5,841
5.300%	12/01/34	35	41,388
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	25	27,279
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	30	32,562
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	52,110
5.200%	07/15/48	15	14,460
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25	10	10,736
5.150%	06/01/42	15	14,133
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	25	24,494

A4

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	$27,131
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	03/01/30	15	14,917
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	10	10,349
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	30	33,604
			631,155
Private Equity — 0.4%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	28,152
Real Estate Investment Trusts (REITs) — 5.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	25,223
2.100%	06/15/30	15	15,142
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	15	15,174
5.200%	02/15/49	10	13,166
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30	30	30,401
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	24,388
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	50	57,000
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	41,511
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.950%	03/15/29	20	23,159
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27	5	5,333
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27	20	21,569
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	50	55,735
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	20	29,125
			356,926
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Retail — 0.6%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44	10	$13,652
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	10	12,402
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48	13	16,922
			42,976
Semiconductors — 4.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	20	22,150
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	52	58,119
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50	12	16,471
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	35	41,939
5.000%	03/15/49	50	66,956
Marvell Technology Group Ltd.,
Sr. Unsec’d. Notes
4.200%	06/22/23	35	37,787
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	11,361
5.327%	02/06/29	15	18,022
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.150%	05/01/27	25	27,035
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.250%	05/20/27	20	22,413
			322,253
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
4.200%	05/01/30	20	22,944
Software — 3.4%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	50	53,577
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	25	27,731
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	40	47,329

A5

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	$16,690
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	25	27,895
3.600%	04/01/50	15	16,757
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	10	9,737
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	35	38,998
			238,714
Telecommunications — 6.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	100	105,215
3.800%	02/15/27	40	45,090
4.250%	03/01/27	45	52,095
Sr. Unsec’d. Notes, 144A
3.650%	09/15/59	17	16,567
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	25	24,871
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	115	117,671
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	100	99,727
5.500%	03/16/47	10	15,052
			476,288
Toys/Games/Hobbies — 0.8%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	50	53,119
Transportation — 0.3%
CSX Corp.,
Sr. Unsec’d. Notes
4.300%	03/01/48	10	12,447
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	10	11,965
			24,412

Total Corporate Bonds (cost $5,756,668)			5,960,747
Municipal Bonds — 0.8%
California — 0.1%
San Francisco, CA, Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
2.803%	11/01/31	10	10,754
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Massachusetts — 0.2%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	10	$11,006
New York — 0.5%
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	33,237

Total Municipal Bonds (cost $51,992)			54,997
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bonds
2.000%	02/15/50	14	15,835
U.S. Treasury Notes
0.625%	08/15/30	35	34,798
1.750%	07/31/21	30	30,404

Total U.S. Treasury Obligations (cost $78,805)			81,037

Total Long-Term Investments (cost $5,887,465)			6,096,781

Shares
Short-Term Investments — 13.9%
Affiliated Mutual Fund — 2.4%
PGIM Core Ultra Short Bond Fund (cost $165,538)(w)	165,538	165,538

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 1.4%
Federal Home Loan Bank
0.098%	11/27/20	100	99,984
(cost $99,985)
U.S. Treasury Obligations(n) — 10.1%
U.S. Treasury Bills
0.095%	10/29/20	200	199,985
0.101%	10/22/20	100	99,995
0.105%	11/12/20	300	299,966
0.135%	10/06/20	100	99,999

Total U.S. Treasury Obligations (cost $699,941)				699,945

Total Short-Term Investments (cost $965,464)				965,467

TOTAL INVESTMENTS—101.7% (cost $6,852,929)				7,062,248

Liabilities in excess of other assets(z) — (1.7)%				(115,937)

Net Assets — 100.0%				$6,946,311

A6

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
2	5 Year U.S. Treasury Notes	Dec. 2020	$252,063	$138
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Indian Rupee,
Expiring 12/16/20	Goldman Sachs International	INR	944	$12,547	$12,727	$180	$—
Japanese Yen,
Expiring 11/17/20	Bank of America, N.A.	JPY	1,792	16,802	17,003	201	—
Expiring 11/17/20	Bank of America, N.A.	JPY	1,476	13,841	14,005	164	—
Expiring 11/17/20	Bank of America, N.A.	JPY	809	7,580	7,671	91	—
				$50,770	$51,406	636	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/17/20	Goldman Sachs International	EUR	79	$93,805	$92,715	$1,090	$—
						$1,726	$—
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7